John Hancock Growth Opportunities Fund

Supplement dated 12-4-09 to the current Class A, B and C Shares Prospectus

Under the section of the Prospectus entitled “Fund summary — Past performance,” the Average annual total returns table is amended and restated as follows:

Average annual total returns[1] (%)	1 Year	Inception

as of 12-31-08		9-16-05

Class A before tax	–44.88	–14.20

After tax on distributions	–44.88	–14.28

After tax on distributions, with sale	–29.17	–11.74

Class B before tax	–45.24	–14.20

Class C before tax	–42.92	–13.37

Russell 2500 Growth Index	–41.50	–8.74

1	On June 9, 2006, through a reorganization the fund acquired all of the assets of the GMO Small/Mid Cap Growth Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares. Class B and Class C shares were first offered on June 12, 2006; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B and C shares, respectively.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Growth Opportunities Fund

Supplement dated 12-4-09 to the current Class I Shares Prospectus

Under the section of the Prospectus entitled “Fund summary — Past performance,” the Average annual total returns table is amended and restated as follows:

Average annual total returns[1] (%)	1 Year	Inception

as of 12-31-08		9-16-05

Class I before tax	–41.73	–12.43

After tax on distributions	–41.73	–12.51

After tax on distributions, with sale	–27.12	–10.32

Russell 2500 Growth Index	–41.50	–8.74

1	On June 9, 2006, through a reorganization the fund acquired all of the assets of the GMO Small/Mid Cap Growth Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares. Class I shares were first offered on June 12, 2006, the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock International Core Fund

Supplement dated 12-4-09 to the current Class A, B and C Shares Prospectus

Under the section of the Prospectus entitled “Fund summary — Past performance,” the Average annual total returns table is amended and restated as follows:

Average annual total returns[1] (%)	1 Year	Inception

as of 12-31-08		9-16-05

Class A before tax	–42.26	–5.51

After tax on distributions	–43.89	–7.33

After tax on distributions, with sale	–26.96	–5.37

Class B before tax	–42.37	–5.43

Class C before tax	–40.19	–4.70

MSCI EAFE Net Index	–43.38	–5.20

1	On June 9, 2006, through a reorganization the fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares. Class B and Class C shares were first offered on June 12, 2006; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B and C shares, respectively.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock International Core Fund

Supplement dated 12-4-09 to the current Class I Shares Prospectus

Under the section of the Prospectus entitled “Fund summary — Past performance,” the Average annual total returns table is amended and restated as follows:

Average annual total returns[1] (%)	1 Year	Inception

as of 12-31-08		9-16-05

Class I before tax	–38.90	–3.57

After tax on distributions	–40.77	–5.19

After tax on distributions, with sale	–24.76	–3.46

MSCI EAFE Net Index	–43.38	–5.20

1	On June 9, 2006, through a reorganization the fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares. Class I shares were first offered on June 12, 2006, the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock International Core Fund

Supplement dated 12-4-09 to the current R Share Classes Prospectus

Under the section of the Prospectus entitled “Fund summary — Past performance,” the Average annual total returns table is amended and restated as follows:

Average annual total returns[1] (%)	1 Year	Inception

as of 12-31-08		9-16-05

Class R1 before tax	–39.22	–4.21

After tax on distributions	–40.94	–5.71

After tax on distributions, with sale	–24.97	–3.93

Class R3 before tax	–46.31	–14.94

Class R4 before tax	–46.15	–14.68

Class R5 before tax	–45.99	–14.42

MSCI EAFE Net Index	–43.38	–5.20

1	September 16, 2005 is the inception date for the oldest class of shares, Class A shares. Class R1 shares were first offered on June 12, 2006 and Class R3, Class R4 and Class R5 shares were first offered on May 15, 2009. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.